Deposit Accounts (Contractual Maturities of Time Deposits over $250,000) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contractual Maturities, Certificates of Deposit, $100,000 or More
Three months or less	$ 159	$ 126
Over three months to six months	128	116
Over six months to twelve months	173	146
One to two years	167	34
Thereafter	31	27
Total	$ 658	$ 449